Revenue Recognition - Contract Balances, Information About Receivables and Deferred Revenue (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Revenue from Contract with Customer [Abstract]
Trade receivables, billed	$ 21.3	$ 40.3
Unbilled accounts receivable, current	8.2	9.5
Unbilled accounts receivable, long term	10.6	10.6
Deferred revenue (contract liabilities)	26.1	$ 31.7
Revenue recognized that was included in deferred revenue	$ 15.0